Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2013	2012

Salaries and benefits	$1,873	$1,937
Interest payable	23	139
Professional fees	30	33
Vendor purchases	161	92
Sales tax payable	94	293
Customer deposits	194	139
Other fees and expenses	601	262

Total accrued expenses and other current liabilities	$2,976	$2,895